Document and Entity Information	Feb. 28, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000723612
Document Type	8-K
Document Period End Date	Feb. 28, 2024
Entity Registrant Name	Avis Budget Group, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-10308
Entity Tax Identification Number	06-0918165
Entity Address, Address Line One	379 Interpace Parkway
Entity Address, City or Town	Parsippany
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07054
City Area Code	(973)
Local Phone Number	496-4700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.01 par value
Trading Symbol	CAR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false